Schedule I-Condensed Financial Information - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Financial Information
General and administrative expenses	$ (376,208)	¥ (2,447,724)	¥ (1,941,146)	¥ (1,301,472)
Other operating income	81,622	531,055	358,029	308,431
Income (loss) from operations	413,515	2,690,446	2,707,709	2,070,549
Interest expenses	(12,670)	(82,435)	(85,195)	(85,762)
Share of loss of affiliates	(3,424)	(22,280)	(71,489)	(84,063)
Impairment loss of investments	(20,446)	(133,026)	(114,574)	(99,749)
Net income attributable to Vipshop Holdings Limited's shareholders	299,658	1,949,655	2,036,817	1,589,665
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	52,618	342,348	(288,956)	(55,653)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	348,744	2,269,021	1,764,190	1,529,395
Parent company
Condensed Financial Information
General and administrative expenses	(107,101)	(696,832)	(490,939)	(336,783)
Other operating income	11,914	77,513
Income (loss) from operations	(95,187)	(619,319)	(490,939)	(336,783)
Interest expenses	(8,402)	(54,665)	(84,148)	(84,467)
Share of loss of affiliates	(3,277)	(21,319)	(65,492)	(80,422)
Impairment loss of investments				(68,648)
Equity income of subsidiaries and VIEs	406,524	2,644,958	2,677,396	2,159,985
Net income attributable to Vipshop Holdings Limited's shareholders	299,658	1,949,655	2,036,817	1,589,665
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	52,618	342,348	(292,152)	(52,487)
Share of comprehensive (loss)/ income of subsidiaries	(3,532)	(22,982)	19,525	(7,783)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	$ 348,744	¥ 2,269,021	¥ 1,764,190	¥ 1,529,395